Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 TWD ($) $ / shares	Dec. 31, 2020 TWD ($) $ / shares
Statement [LineItems]
Revenue	$ 23,517,064	$ 765,280	$ 27,400,035	$ 23,011,381
Cost of revenue	(18,605,007)	(605,434)	(20,146,057)	(17,979,208)
Gross profit	4,912,057	159,846	7,253,978	5,032,173
Sales and marketing expenses	(128,029)	(4,166)	(73,928)	(56,978)
General and administrative expenses	(538,684)	(17,530)	(604,029)	(528,759)
Research and development expenses	(1,158,598)	(37,702)	(1,139,219)	(1,015,512)
Other income (expenses), net	129,933	4,228	125,587	135,578
Operating profit	3,216,679	104,676	5,562,389	3,566,502
Interest income	57,199	1,861	9,980	27,778
Other income	66,991	2,180	34,496	21,157
Other gains and losses	386,567	12,579	(65,829)	(323,267)
Finance costs	(153,279)	(4,988)	(131,184)	(171,482)
Share of (loss) profit of associates and joint ventures accounted for using equity method	453,715	14,765	625,733	(147,329)
Profit before income tax	4,027,872	131,073	6,035,585	2,973,359
Income tax expense	(588,175)	(19,140)	(1,098,318)	(594,381)
Profit for the year	3,439,697	111,933	4,937,267	2,378,978
Other comprehensive income (loss):
(Loss) profit on remeasurements of defined benefit plans	222,234	7,232	(14,999)	(51,990)
Unrealized gain (loss) on valuation of equity instruments at fair value through other comprehensive income	(46,419)	(1,511)	122,514	140,199
Share of other comprehensive income (loss) of associates and joint ventures accounted for using equity method that will not be reclassified to profit or loss	(28,254)	(919)	28,843	23,143
Income tax effect on components that will not be reclassified to profit or loss	(31,888)	(1,038)	(27,460)	(24,396)
Components of other comprehensive income that will not be reclassified to profit or loss	115,673	3,764	108,898	86,956
Exchange differences on translation of foreign operations	68,656	2,234	(24,695)	28,352
Components of other comprehensive income (loss) that will be reclassified to profit or loss	68,656	2,234	(24,695)	28,352
Other comprehensive income, net of income tax	184,329	5,998	84,203	115,308
Total comprehensive income (loss) for the year	$ 3,624,026	$ 117,931	$ 5,021,470	$ 2,494,286
Ordinary shares [member]
Other comprehensive income (loss):
Earnings per share - basic | (per share)	$ 4.73	$ 0.15	$ 6.79	$ 3.27
Earnings per share - diluted | (per share)	4.63	0.15	6.65	3.23
American depositary share (each representing 20 common shares) [member]
Other comprehensive income (loss):
Earnings per share - basic | (per share)	94.60	3.08	135.78	65.42
Earnings per share - diluted | (per share)	$ 92.63	$ 3.01	$ 132.93	$ 64.57